Other Related Party Transactions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Payable to related party	$ 8,650
Ortho Ex [Member]
Related Party Transaction [Line Items]
Related party expense	41,752
Ortho Spine [Member]
Related Party Transaction [Line Items]
Related party expense	$ 79,167